Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	PUMA BIOTECHNOLOGY, INC.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35703
Entity, Tax Identification Number	77-0683487
Entity, Address, Address Line One	10880 Wilshire Boulevard
Entity, Address, Address Line Two	Suite 1700
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90024
City Area Code	424
Local Phone Number	248-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PBYI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001401667